STATUTORY RESERVES AND RESTRICTED NET ASSETS (Tables) - Parent	12 Months Ended
Dec. 31, 2021
Schedule of Condensed balance sheets

Condensed balance sheets of the parent company

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	3,261,585	55,235
Short-term investments	3,903,368	81,906
Amounts due from related parties	34,414	—
Amounts due from subsidiaries and VIEs	2,618,824	1,997,867
Prepayments, receivables and other assets	20,468	55,320
Non‑current assets:
Investment in subsidiaries and VIEs	57,035,601	62,289,064
Long-term investments, net	—	2,527,253
TOTAL ASSETS	66,874,260	67,006,645

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	108,813	32,669
TOTAL LIABILITIES	108,813	32,669

SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 23,614,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares and 500,000,000 shares each of such classes to be designated, 2,666,966,855 and 2,705,911,235 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 885,301,280 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	482	489
Additional paid‑in capital	77,433,882	78,972,169
Accumulated other comprehensive loss	(1,834,087)	(2,639,723)
Accumulated deficit	(8,834,830)	(9,358,959)
Total shareholders’ equity	66,765,447	66,973,976
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	66,874,260	67,006,645

Schedule of Condensed statements of comprehensive loss

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Sales and marketing expenses	(500,040)	(96,023)	(10,227)
General and administrative expenses	(18,981)	(28,640)	(82,109)
Research and development expenses	(65,927)	(79,023)	(57)
Interest income, net	36,063	40,611	3,035
Share of income (loss) of subsidiaries and VIEs	(1,588,194)	2,062,889	(748,580)
Fair value changes through earnings on investments, net	—	144,361	183,991
Foreign currency exchange loss	(46,467)	(33,395)	(3,968)
Other income, net	—	766,812	133,786
Income (loss) before income tax expense	(2,183,546)	2,777,592	(524,129)
Income tax expense	—	—	—
Net income (loss)	(2,183,546)	2,777,592	(524,129)
Accretion on convertible redeemable preferred shares to redemption value	(1,866,528)	(1,755,228)	—
Income allocation to participating preferred shares	—	(301,898)	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(4,050,074)	720,466	(524,129)

Net income (loss)	(2,183,546)	2,777,592	(524,129)
Other comprehensive income (loss)
Currency translation adjustments	63,442	(1,897,395)	(841,214)
Unrealized gains on available-for-sale investments, net of reclassification	—	—	35,578
Total comprehensive income (loss)	(2,120,104)	880,197	(1,329,765)
Accretion on convertible redeemable preferred shares to redemption value	(1,866,528)	(1,755,228)	—
Income allocation to participating preferred shares	—	(301,898)	—
Total comprehensive loss attributable to KE Holdings Inc.’s ordinary shareholders	(3,986,632)	(1,176,929)	(1,329,765)

Schedule of Condensed statements of cash flows

Condensed statements of cash flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Net cash provided by (used in) operating activities	9,224	(72,175)	(10,302)
Net cash used in investing activities	(15,719,863)	(42,674,498)	(3,183,233)
Net cash provided by financing activities	25,763,789	34,151,607	7
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(43,253)	(668,623)	(12,822)
Net increase (decrease) in cash, cash equivalents and restricted cash	10,009,897	(9,263,689)	(3,206,350)
Cash, cash equivalents and restricted cash at beginning of the year	2,515,377	12,525,274	3,261,585
Cash, cash equivalents and restricted cash at end of the year	12,525,274	3,261,585	55,235